Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jul. 19, 2022	Aug. 18, 2021	Aug. 06, 2021	Sep. 30, 2022
Litigation
Loss contingency accrual				$ 1,000
Cowen and Company
Contingencies
Amount of claim			$ 1,350
Litigation
Loss contingency accrual			$ 0
H. C. Wainwright and Company
Contingencies
Percentage of gross proceeds received from the exercise of warrants issued pursuant to capital raising engagement agreements sought		8.00%
Litigation
Agreed settlement amount	$ 1,000
Loss contingency accrual		$ 0